OTHER FINANCIAL ASSETS MEASURED AT FAIR VALUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) director	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of financial assets [line items]
Other financial assets measured at fair value	¥ 239,538	$ 37,589	¥ 1,526,703
Chinalco Innovative Development Investment Company Limited
Disclosure of financial assets [line items]
Number of board of directors appointed | director	7
At fair values
Disclosure of financial assets [line items]
Other financial assets measured at fair value	¥ 239,538		1,526,703
At fair values | Listed equity investments | Dongxing securities Co., Ltd
Disclosure of financial assets [line items]
Other financial assets measured at fair value	7,674		8,812
At fair values | Unlisted Investments
Disclosure of financial assets [line items]
Other financial assets measured at fair value	231,864		1,517,891
At fair values | Unlisted Investments | Sanmenxia Dachang Mining Co., Ltd
Disclosure of financial assets [line items]
Other financial assets measured at fair value	20,921		20,921
At fair values | Unlisted Investments | Inner Mongolia Ganqimaodu Port Development Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value	16,669		16,669
At fair values | Unlisted Investments | Yinchuan Economic and Technological Development Zone Investment Holding Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value	20,577		17,234
At fair values | Unlisted Investments | China Color International Alumina Development Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value	5,998		6,636
At fair values | Unlisted Investments | Luoyang Jianyuan Mining Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value	4,975		4,975
At fair values | Unlisted Investments | NingXia Electric Power Trading Center Co., Ltd
Disclosure of financial assets [line items]
Other financial assets measured at fair value	4,305		4,305
At fair values | Unlisted Investments | Ningxia Ningdian Logistics Transportation Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value	1,640		1,640
At fair values | Unlisted Investments | Chinalco Innovative Development Investment Company Limited
Disclosure of financial assets [line items]
Other financial assets measured at fair value			329,234
At fair values | Unlisted Investments | Size Industry Investment Fund [member]
Disclosure of financial assets [line items]
Other financial assets measured at fair value			980,498
Repayment of capital from equity investment	950,000
Dividend income	7,000
At fair values | Unlisted Investments | Fangchenggang Chisha Pier Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value	21,700		700
At fair values | Unlisted Investments | Xingxian Shengxing Highway Investment Management Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value	¥ 135,079		¥ 135,079